PENSION AND EMPLOYEE FUTURE BENEFITS - Sensitivity analysis (Details) $ in Millions	Dec. 31, 2019 USD ($)
Discount rate | Defined benefit pension plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
50 basis point increase	$ (12)
50 basis point decrease	14
Discount rate | Non-pension benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
50 basis point increase	(4)
50 basis point decrease	5
Rate of price inflation and inflation-linked assumptions | Defined benefit pension plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
50 basis point increase	5
50 basis point decrease	(4)
Health care cost trend rate | Non-pension benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
50 basis point increase	4
50 basis point decrease	$ (3)